SUBSEQUENT EVENTS (Narrative) (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2015 USD ($) $ / shares shares	Mar. 31, 2015 USD ($) d $ / shares shares	Mar. 31, 2015 CAD d shares
Subsequent Events 1		2,000,000	2,000,000
Subsequent Events 2		$ 0.07
Subsequent Events 3		1,500,000	1,500,000
Subsequent Events 4		$ 0.097
Subsequent Events 5		2,000,000	2,000,000
Subsequent Events 6		$ 0.08
Subsequent Events 7		250,000	250,000
Subsequent Events 8		$ 0.08
Subsequent Events 9		3,000,000	3,000,000
Subsequent Events 10		$ 0.097
Subsequent Events 11		1,000,000	1,000,000
Subsequent Events 12		$ 0.079
Subsequent Events 13 | shares		2,000,000	2,000,000
Subsequent Events 14 | shares		1,500,000	1,500,000
Subsequent Events 15 | shares		1,500,000	1,500,000
Subsequent Events 16 | shares		250,000	250,000
Subsequent Events 17 | shares		1,428,571	1,428,571
Subsequent Events 18		$ 0.07
Subsequent Events 19 | $		$ 100,000
Subsequent Events 20		$ 0.10
Subsequent Events 21		506	506
Subsequent Events 22 | shares		714,286	714,286
Subsequent Events 23		$ 0.07
Subsequent Events 24 | $		$ 50,000
Subsequent Events 25		$ 0.10
Subsequent Events 26		506	506
Subsequent Events 27 | $		$ 250,000
Subsequent Events 28 | shares		1,000,000	1,000,000
Subsequent Events 29 | $		$ 250,000
Subsequent Events 30		15.00%	15.00%
Subsequent Events 31		110.00%	110.00%
Subsequent Events 32 | d		30	30
Subsequent Events 33 | CAD			CAD 10,000
Subsequent Events 34 | shares		714,286	714,286
Subsequent Events 35		$ 0.07
Subsequent Events 36 | $		$ 50,000
Subsequent Events 37		$ 0.10
Subsequent Events 38 | shares		2,582,857	2,582,857
Subsequent Events 39		$ 0.07
Subsequent Events 40 | $		$ 180,800
Subsequent Events 41		$ 0.10
Subsequent Events 42 | shares		714,286	714,286
Subsequent Events 43		$ 0.07
Subsequent Events 44 | $		$ 50,000
Subsequent Events 45		$ 0.10
Subsequent Events 46 | shares		714,286	714,286
Subsequent Events 47		$ 0.07
Subsequent Events 48 | $		$ 50,000
Subsequent Events 49		$ 0.10
Subsequent Events 50 | shares		714,286	714,286
Subsequent Events 51		$ 0.07
Subsequent Events 52 | $		$ 50,000
Subsequent Events 53		$ 0.10
Subsequent Events 54 | shares		357,143	357,143
Subsequent Events 55		$ 0.07
Subsequent Events 56 | $		$ 25,000
Subsequent Events 57		$ 0.10
Subsequent Events 58 | shares		357,143	357,143
Subsequent Events 59		$ 0.07
Subsequent Events 60 | $		$ 25,000
Subsequent Events 61		$ 0.10
Subsequent Events 62 | shares		357,143	357,143
Subsequent Events 63		$ 0.07
Subsequent Events 64 | $		$ 25,000
Subsequent Events 65		$ 0.10
Subsequent Events 66 | shares		357,143	357,143
Subsequent Events 67		$ 0.07
Subsequent Events 68 | $		$ 25,000
Subsequent Events 69		$ 0.10
Subsequent Events 70 | shares		500,000	500,000
Subsequent Events 71		$ 0.07
Subsequent Events 72 | $		$ 35,000
Subsequent Events 73		$ 0.10
Subsequent Events 74 | shares		357,143	357,143
Subsequent Events 75		$ 0.07
Subsequent Events 76 | $		$ 25,000
Subsequent Events 77		$ 0.10
Subsequent Events 1 | $	$ 160,000
Subsequent Events 2	$ 0.07
Subsequent Events 3	8.00%
Subsequent Events 4 | shares	2,285,715
Subsequent Events 5	$ 0.07